SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

        The unaudited condensed consolidated financial statements of Mackinac Financial Corporation (the "Corporation") have been prepared in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014. The unaudited consolidated financial statements and footnotes thereto should be read in conjunction with the audited consolidated financial statements and footnotes thereto included in the Corporation's Annual Report on Form 10-K for the year ended December 31, 2013.

        In order to properly reflect some categories of other income and other expenses, reclassifications of expense and income items have been made to prior period numbers. The "net" other income and other expenses was not changed due to these reclassifications.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, and the valuation of deferred tax assets, mortgage servicing rights and other real estate held for sale.

Allowance for Loan Losses

Allowance for Loan Losses

        The allowance for loan losses includes specific allowances related to commercial loans, when they have been judged to be impaired. A loan is impaired when, based on current information, it is probable that the Corporation will not collect all amounts due in accordance with the contractual terms of the loan agreement. These specific allowances are based on discounted cash flows of expected future payments using the loan's initial effective interest rate or the fair value of the collateral if the loan is collateral dependent.

        The Corporation continues to maintain a general allowance for loan losses for loans not considered impaired. The allowance for loan losses is maintained at a level which management believes is adequate to provide for possible loan losses. Management periodically evaluates the adequacy of the allowance using the Corporation's past loan loss experience, known and inherent risks in the portfolio, composition of the portfolio, current economic conditions, and other factors. The allowance does not include the effects of expected losses related to future events or future changes in economic conditions. This evaluation is inherently subjective since it requires material estimates that may be susceptible to significant change. Loans are charged against the allowance for loan losses when management believes the collectability of the principal is unlikely. In addition, various regulatory agencies periodically review the allowance for loan losses. These agencies may require additions to the allowance for loan losses based on their judgments of collectability.

        In management's opinion, the allowance for loan losses is adequate to cover probable losses relating to specifically identified loans, as well as probable losses inherent in the balance of the loan portfolio as of the balance sheet date.

Allowance for Loan Losses

        The allowance for loan losses includes specific allowances related to commercial loans which have been judged to be impaired. A loan is impaired when, based on current information, it is probable that the Corporation will not collect all amounts due in accordance with the contractual terms of the loan agreement. These specific allowances are based on discounted cash flows of expected future payments using the loan's initial effective interest rate or the fair value of the collateral if the loan is collateral dependent.

        The Corporation also has a general allowance for loan losses for loans not considered impaired. The allowance for loan losses is maintained at a level which management believes is adequate to provide for probable loan losses. Management periodically evaluates the adequacy of the allowance using the Corporation's past loan loss experience, known and inherent risks in the portfolio, composition of the portfolio, current economic conditions, and other factors. The allowance does not include the effects of expected losses related to future events or future changes in economic conditions. This evaluation is inherently subjective since it requires material estimates that may be susceptible to significant change. Loans are charged against the allowance for loan losses when management believes the collectability of the principal is unlikely. In addition, various regulatory agencies periodically review the allowance for loan losses. These agencies may require additions to the allowance for loan losses based on their judgments of collectability.

        In management's opinion, the allowance for loan losses is adequate to cover probable losses relating to specifically identified loans, as well as probable losses inherent in the balance of the loan portfolio as of the balance sheet date.

Stock Compensation Plans

Stock Compensation Plans

        On May 22, 2012, the Company's shareholders approved the Mackinac Financial Corporation 2012 Incentive Compensation Plan, under which current and prospective employees, non-employee directors and consultants may be awarded incentive stock options, non-statutory stock options, shares of restricted stock units ("RSUs"), or stock appreciation rights. The aggregate number of shares of the Company's common stock issuable under the plan is 575,000, which included 392,152 option shares outstanding at that time. Awards are made at the discretion of management. Compensation cost equal to the fair value of the award is recognized over the vesting period.

        The Corporation, in August 2012 and March 2014, granted Restricted Stock Units ("RSUs") to members of the Board of Directors and Management. In August 2012, 148,500 RSUs were granted at a market value of $7.91 and will vest equally over a four year term. In exchange for the grant of these RSUs various previously issued stock option awards were surrendered. In March 2014, 52,774 RSUs were granted at a market value of $12.95, also vesting equally over a four year term. The RSUs were awarded at no cost to the employee. Compensation cost to be recognized over the four-year vesting periods, is $1.175 million and $.683 million, respectively. On August 31, 2013, the Corporation issued 37,125 shares of its common stock for vested RSUs. As of June 30, 2014, RSUs totaling 164,149 were unvested and unrecognized compensation expense was $1.270 million.

Stock Compensation Plans

        On May 22, 2012, the Corporation's shareholders approved the Mackinac Financial Corporation 2012 Incentive Compensation Plan, under which current and prospective employees, non-employee directors and consultants may be awarded incentive stock options, non-statutory stock options, shares of restricted stock units ("RSUs"), or stock appreciation rights. The aggregate number of shares of the Corporation's common stock issuable under the plan was set at 575,000, which included 392,152 option shares outstanding at that time. Awards are made at the discretion of the Board of Directors. Compensation cost equal to the fair value of the award is recognized over the vesting period.